AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 61.3%
Financials - 12.5%
Banks - 7.7%
Bank of America Corp.	389,178	$11,352,322
Citigroup, Inc.	298,535	20,622,798
JPMorgan Chase & Co.	240,714	28,329,631
PNC Financial Services Group, Inc. (The)	111,147	15,578,363
US Bancorp	83,137	4,600,802
Wells Fargo & Co.	120,973	6,101,878

		86,585,794

Capital Markets - 0.9%
Goldman Sachs Group, Inc. (The)	46,646	9,666,451

Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc.-Class B (a)	198,216	41,232,892

Insurance - 0.2%
Progressive Corp. (The)	36,922	2,852,224

		140,337,361

Information Technology - 11.5%
Communications Equipment - 1.4%
Cisco Systems, Inc.	309,028	15,269,074

IT Services - 1.5%
KBR, Inc.	43,389	1,064,766
PayPal Holdings, Inc. (a)	35,357	3,662,631
Visa, Inc.-Class A	67,671	11,640,089

		16,367,486

Semiconductors & Semiconductor Equipment - 2.3%
Broadcom, Inc.	34,711	9,582,666
Intel Corp.	118,072	6,084,250
QUALCOMM, Inc.	45,317	3,456,781
Texas Instruments, Inc.	55,090	7,119,831

		26,243,528

Software - 3.9%
Adobe, Inc. (a)	23,446	6,476,958
Microsoft Corp.	240,139	33,386,525
VMware, Inc.-Class A	23,533	3,531,362

		43,394,845

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	119,962	26,867,889

		128,142,822

Communication Services - 8.6%
Diversified Telecommunication Services - 2.5%
Anterix, Inc. (a)	21,191	767,114
AT&T, Inc.	368,283	13,935,829
Comcast Corp.-Class A	273,194	12,315,585
Intelsat SA (a)	45,491	1,037,195

		28,055,723

Company	Shares	U.S. $ Value
Entertainment - 2.6%
Activision Blizzard, Inc.	95,314	$5,044,017
Electronic Arts, Inc. (a)	6,706	655,981
Nintendo Co., Ltd.	9,702	3,613,960
Vivendi SA	317,131	8,677,576
Walt Disney Co. (The)	84,937	11,068,990

		29,060,524

Interactive Media & Services - 3.5%
Alphabet, Inc.-Class C (a)	19,551	23,832,669
Facebook, Inc.-Class A (a)	79,632	14,180,867
Twitter, Inc. (a)	17,745	731,094

		38,744,630

		95,860,877

Industrials - 7.1%
Aerospace & Defense - 3.3%
Boeing Co. (The)	14,349	5,459,364
Northrop Grumman Corp.	23,106	8,659,898
United Technologies Corp.	165,986	22,660,409

		36,779,671

Airlines - 0.5%
Delta Air Lines, Inc.	95,175	5,482,080

Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc.	95,840	8,769,360

Industrial Conglomerates - 1.7%
Honeywell International, Inc.	110,825	18,751,590

Road & Rail - 0.8%
Lyft, Inc. (a)(b)	24,432	997,803
Norfolk Southern Corp.	45,905	8,247,292

		9,245,095

		79,027,796

Health Care - 7.0%
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	124,826	10,444,192
Boston Scientific Corp. (a)	246,257	10,020,197
Zimmer Biomet Holdings, Inc.	49,516	6,797,061

		27,261,450

Health Care Providers & Services - 1.5%
Cigna Corp. (a)	31,019	4,708,374
Humana, Inc.	20,799	5,317,680
UnitedHealth Group, Inc.	28,955	6,292,501

		16,318,555

Pharmaceuticals - 3.1%
Eli Lilly & Co.	76,023	8,501,652
Johnson & Johnson	92,718	11,995,855
Merck & Co., Inc.	93,772	7,893,727

Company	Shares	U.S. $ Value
Zoetis, Inc.	46,767	$5,826,700

		34,217,934

		77,797,939

Consumer Discretionary - 4.9%
Hotels, Restaurants & Leisure - 0.6%
Red Rock Resorts, Inc.-Class A	42,024	853,297
Starbucks Corp.	62,988	5,569,399

		6,422,696

Household Durables - 0.3%
Lennar Corp.-Class A	68,096	3,803,162

Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	9,354	16,237,702
Booking Holdings, Inc. (a)	3,497	6,863,247

		23,100,949

Specialty Retail - 1.9%
Home Depot, Inc. (The)	59,928	13,904,495
TJX Cos., Inc. (The)	54,172	3,019,547
Ulta Salon Cosmetics & Fragrance, Inc. (a)	17,934	4,495,157

		21,419,199

		54,746,006

Consumer Staples - 3.5%
Beverages - 1.2%
Coca-Cola Co. (The)	247,843	13,492,573

Food & Staples Retailing - 0.6%
Walmart, Inc.	62,857	7,459,869

Household Products - 1.3%
Procter & Gamble Co. (The)	114,489	14,240,142

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The)-Class A	22,539	4,484,134

		39,676,718

Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp.	113,031	13,405,477
EOG Resources, Inc.	77,070	5,720,135
Exxon Mobil Corp.	126,125	8,905,686
Valero Energy Corp.	60,263	5,136,818

		33,168,116

Utilities - 2.1%
Electric Utilities - 1.3%
NextEra Energy, Inc.	63,626	14,824,222

Independent Power and Renewable Electricity Producers - 0.8%
NRG Energy, Inc.	231,924	9,184,190

		24,008,412

Company	Shares	U.S. $ Value
Materials - 0.7%
Containers & Packaging - 0.7%
Berry Global Group, Inc. (a)	192,767	$7,569,960

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equinix, Inc.	8,379	4,833,007

Total Common Stocks (cost $654,124,523)		685,169,014

PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Honest Co., Inc. (The)-Series D 0.00% (a)(c)(d)(e) (cost $950,194)	20,767	584,796

SHORT-TERM INVESTMENTS - 37.3%
Investment Companies - 36.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (f)(g)(h) (cost $410,476,896)	410,476,896	410,476,896

	Principal Amount (000)
U.S. Treasury Bills - 0.6%
U.S. Treasury Bill Zero Coupon, 11/14/19 (cost $6,983,487)	$7,000	6,984,515

Total Short-Term Investments (cost $417,460,383)		417,461,411

Total Investments Before Securities Sold Short - 98.7% (cost $1,072,535,100)		1,103,215,221

	Shares
SECURITIES SOLD SHORT - (1.6)%
COMMON STOCKS - (1.3)%
Consumer Discretionary - (0.4)%
Automobiles - (0.1)%
Tesla, Inc. (a)	(2,900)	(698,523)

Hotels, Restaurants & Leisure - (0.1)%
Marriott International, Inc./MD-Class A	(5,784)	(719,356)

Internet & Direct Marketing Retail - (0.1)%
Chewy, Inc.-Class A (a)	(28,336)	(696,499)
Stitch Fix, Inc. (a)	(14,673)	(282,455)

		(978,954)

Textiles, Apparel & Luxury Goods - (0.1)%
Canada Goose Holdings, Inc. (a)	(17,164)	(754,701)
Capri Holdings Ltd. (a)	(19,877)	(659,121)

Company	Shares	U.S. $ Value
Oxford Industries, Inc.	(7,848)	$(562,702)

		(1,976,524)

		(4,373,357)

Industrials - (0.3)%
Airlines - (0.1)%
Allegiant Travel Co.	(10,254)	(1,534,614)

Electrical Equipment - 0.0%
Rockwell Automation, Inc.	(3,703)	(610,255)

Industrial Conglomerates - (0.1)%
3M Co.	(4,488)	(737,827)

Road & Rail - (0.1)%
Uber Technologies, Inc. (a)	(44,856)	(1,366,762)

		(4,249,458)

Real Estate - (0.3)%
Equity Real Estate Investment Trusts (REITs) - (0.3)%
Empire State Realty Trust, Inc.-Class A	(76,268)	(1,088,344)
SL Green Realty Corp.	(17,028)	(1,392,039)
Washington Prime Group, Inc.	(180,841)	(748,682)

		(3,229,065)

Communication Services - (0.2)%
Interactive Media & Services - (0.1)%
Pinterest, Inc.-Class A (a)	(27,790)	(735,045)

Wireless Telecommunication Services - (0.1)%
Sprint Corp. (a)	(209,727)	(1,294,016)

		(2,029,061)

Financials - (0.1)%
Banks - (0.1)%
HSBC Holdings PLC	(111,466)	(854,816)

Total Common Stocks (proceeds $14,748,871)		(14,735,757)

INVESTMENT COMPANIES - (0.3)%
Funds and Investment Trusts - (0.3)%
Invesco CurrencyShares Euro Currency Trust (a)(g) (proceeds $3,479,982)	(33,380)	(3,456,833)

Total Securities Sold Short (proceeds $18,228,853)		(18,192,590)

U.S. $ Value
Total Investments, Net of Securities Sold Short - 97.1% (cost $1,054,306,247) (i)	$1,085,022,631
Other assets less liabilities - 2.9%	32,923,209

Net Assets - 100.0%	$1,117,945,840

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	68	December 2019	$10,126,900	$(5,568)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Cronos Group, Inc.	LIBOR Minus 5.75%	Monthly	USD	364	8/14/20	$(6,773)
Morgan Stanley Capital Services LLC
MSABBBBD	FedFundEffective Minus 0.35%	Annual	USD	4,626	3/05/21	2,330
MSABBBBD	FedFundEffective Minus 0.35%	Annual	USD	2,995	3/05/21	(12,923)
MSABCHTS	FedFundEffective Minus 0.50%	Annual	USD	7	3/05/21	(376)
MSABCHTS	FedFundEffective Minus 0.50%	Annual	USD	33	3/05/21	(2,290)
MSABCHTS	FedFundEffective Minus 0.50%	Annual	USD	2,997	3/05/21	(11,298)
MSABCHTS	FedFundEffective Minus 0.50%	Annual	USD	2,747	3/05/21	(110,804)
Peloton Interactive, Inc.	FedFundEffective Plus 0.30%	Annual	USD	750	3/05/21	(17,914)

						$(160,048)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,350,013 and gross unrealized depreciation of investments was $(9,799,244), resulting in net unrealized appreciation of $30,550,769.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

FedFundEffective	-	Federal Funds Effective Rate
LIBOR	-	London Interbank Offered Rates

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$140,337,361		$	– 0	–	$	– 0	–	$140,337,361
Information Technology	128,142,822			– 0	–		– 0	–	128,142,822
Communication Services	83,569,341			12,291,536			– 0	–	95,860,877
Industrials	79,027,796			– 0	–		– 0	–	79,027,796
Health Care	77,797,939			– 0	–		– 0	–	77,797,939
Consumer Discretionary	54,746,006			– 0	–		– 0	–	54,746,006
Consumer Staples	39,676,718			– 0	–		– 0	–	39,676,718
Energy	33,168,116			– 0	–		– 0	–	33,168,116
Utilities	24,008,412			– 0	–		– 0	–	24,008,412
Materials	7,569,960			– 0	–		– 0	–	7,569,960
Real Estate	4,833,007			– 0	–		– 0	–	4,833,007
Preferred Stocks	– 0	–		– 0	–		584,796		584,796
Short-Term Investments:
Investment Companies	410,476,896			– 0	–		– 0	–	410,476,896
U.S. Treasury Bills	– 0	–		6,984,515			– 0	–	6,984,515
Liabilities:
Common Stocks:
Consumer Discretionary	(4,373,357)			– 0	–		– 0	–	(4,373,357)
Industrials	(4,249,458)			– 0	–		– 0	–	(4,249,458)
Real Estate	(3,229,065)			– 0	–		– 0	–	(3,229,065)
Communication Services	(2,029,061)			– 0	–		– 0	–	(2,029,061)
Financials	– 0	–		(854,816)			– 0	–	(854,816)
Investment Companies	(3,456,833)			– 0	–		– 0	–	(3,456,833)

Total Investments in Securities	1,066,016,600			18,421,235			584,796		1,085,022,631
Other Financial Instruments (a):
Assets:
Total Return Swaps	– 0	–		2,330			– 0	–	2,330
Liabilities:
Futures	(5,568)			– 0	–		– 0	–	(5,568)
Total Return Swaps	– 0	–		(162,378)			– 0	–	(162,378)

Total	$1,066,011,032			$18,261,187			$584,796		$1,084,857,015

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2019 is as follows:

Fund	Market Value 6/30/19 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)		Dividend Income (000)
Government Money Market Portfolio	$374,268		$99,572	$63,363	$410,477		$	– 0	–
Government Money Market Portfolio*	– 0	–	208	208	– 0	–		– 0	–**

Total	$374,268		$99,780	$63,571	$410,477		$	– 0	–**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.